Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,181,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	180,811.10
Total Offset Amount	12,738.05
Net Fee	$ 168,073.05
Final Prospectus	false